FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	$ 0	$ 200
Ordinary Shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	2
Warrants to preferred shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities		200
Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	3,965
Level 3 [Member] | Ordinary Shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	2
Level 3 [Member] | Warrants to preferred shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities		$ 200
Level 3 [Member] | Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	$ 3,965